Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Emerging Markets Local Income Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 24 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Emerging Markets Local Income Portfolio (the “Portfolio”), the Fund's master Portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 24 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures to emerging markets.  Total return is defined as income plus capital appreciation.  The Fund invests at least 80% of net assets (plus any borrowings for investment purposes) in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the “80% Policy”).  Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey Emerging market countries include so-called frontier market countries , which generally are considered by the portfolio managers to be less developed countries that (i) are not included in the JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (unhedged) (the “Index”), or (ii) represent 2% or less of the Index.  The Fund may have significant investment in a geographic region or country.  The Fund has exposure to sovereign nations (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities) and duration. The Fund may invest in instruments of any credit rating, including those rated below investment grade (rated below BBB by either Standard & Poor's Ratings Services or Fitch Ratings, or below Baa by Moody's Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments).  The Fund seeks to outperform the Index , however there can be no assurance that it will do so .  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund .

The Fund invests in a wide variety of derivative instruments .  The Fund expects to achieve certain exposures through purchasing and selling derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund's use of derivatives may be extensive and there is no stated limit on their use.  The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales , securities lending and may invest in equity securities, to a limited extent .

In managing the Fund, the investment adviser adjusts investments in an effort to take advantage of differences in countries, currencies, interest rates and credits based on its global macroeconomic and political analysis.  The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.  The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

The Fund primarily invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures to emerging markets.  Total return is defined as income plus capital appreciation.  The Fund invests at least 80% of net assets (plus any borrowings for investment purposes) in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the “80% Policy”).  Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey Emerging market countries include so-called frontier market countries , which generally are considered by the portfolio managers to be less developed countries that (i) are not included in the JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (unhedged) (the “Index”), or (ii) represent 2% or less of the Index.  The Fund may have significant investment in a geographic region or country.  The Fund has exposure to sovereign nations (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities) and duration. The Fund may invest in instruments of any credit rating, including those rated below investment grade (rated below BBB by either Standard & Poor's Ratings Services or Fitch Ratings, or below Baa by Moody's Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments).  The Fund seeks to outperform the Index , however there can be no assurance that it will do so .  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund .

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The foregoing risks may be greater in frontier markets. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Economic data as reported by sovereign governments and foreign issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater pricevolatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund . The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.   Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.   Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, reverse repurchase agreements, securities lending, forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer's ability to make principal and interest payments. In addition, the credit ratings of fixed income securities and other debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer's current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed income securities and other debt instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund's operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended .  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund's shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund's investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.   Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2007 through December 31, 2014 , the highest quarterly total return for Class A was 15.42% for the quarter ended June 30, 2009, and the lowest quarterly return was –10.38% for the quarter ended September 30, 2011.  For the 30 days ended October 31, 2014 , the SEC yield for Class A shares was 6.38%, for Class C shares was 5.96 % and for Class I shares was 7.00%.  For current yield information, call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2007 through December 31, 2014 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.38%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
Class A commenced operations on June 27, 2007.  The Class C performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes and the Class I performance shown above for the period prior to November 30, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A commenced operations on June 27, 2007.  The Class C performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes and the Class I performance shown above for the period prior to November 30, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences , returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield, Phone	rr_ThirtyDayYieldPhone	1-800-262-1122
Eaton Vance Emerging Markets Local Income Fund | JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.05%
Eaton Vance Emerging Markets Local Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.06%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	602
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,184
10 Years	rr_ExpenseExampleYear10	2,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	602
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
Annual Return 2008	rr_AnnualReturn2008	(7.10%)
Annual Return 2009	rr_AnnualReturn2009	23.99%
Annual Return 2010	rr_AnnualReturn2010	13.81%
Annual Return 2011	rr_AnnualReturn2011	(3.73%)
Annual Return 2012	rr_AnnualReturn2012	16.65%
Annual Return 2013	rr_AnnualReturn2013	(9.96%)
Annual Return 2014	rr_AnnualReturn2014	(4.04%)
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2007
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2014 , the SEC yield for Class A shares was
Thirty Day Yield	rr_ThirtyDayYield	6.38%
Eaton Vance Emerging Markets Local Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.14%
Eaton Vance Emerging Markets Local Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	1.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.24%
Eaton Vance Emerging Markets Local Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.06%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	304
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,395
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.25%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class C shares was
Thirty Day Yield	rr_ThirtyDayYield	5.96%
Eaton Vance Emerging Markets Local Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.06%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	584
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,300
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.83%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	7.00%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Emerging Markets Local Income Portfolio (the “Portfolio”), the Fund's master Portfolio.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through February 29, 2016 . Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.